REGULATORY MATTERS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REGULATORY MATTERS [Abstract]
Undivided profits	$ 25,600
Components of regulatory capital [Abstract]
Total shareholders' equity	338,994	$ 264,933	$ 248,980	$ 252,339
Add (deduct) [Abstract]
Accumulated other comprehensive loss for regulatory purposes	(10,108)	(5,999)
Consolidated [Member]
Total capital to risk-weighted assets [Abstract]
Total risk-based capital	$ 371,603	$ 312,163
Actual, Ratio	14.25%	15.16%
Minimum for Adequately Capitalized Institutions, Amount	$ 208,572	$ 164,782
Minimum for Adequately Capitalized Institutions, Ratio	8.00%	8.00%
Tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount	$ 345,419	$ 288,451
Actual, Ratio	13.25%	14.00%
Minimum for Adequately Capitalized Institutions, Amount	$ 156,429	$ 123,586
Minimum for Adequately Capitalized Institutions, Ratio	6.00%	6.00%
Common equity tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount	$ 307,255	$ 255,934
Actual, Ratio	11.79%	12.43%
Minimum for Adequately Capitalized Institutions, Amount	$ 117,322	$ 92,690
Minimum for Adequately Capitalized Institutions, Ratio	4.50%	4.50%
Tier 1 capital to average assets [Abstract]
Tier 1 capital	$ 345,419	$ 288,451
Actual, Ratio	10.47%	10.57%
Minimum for Adequately Capitalized Institutions, Amount	$ 131,930	$ 109,209
Minimum for Adequately Capitalized Institutions, Ratio	4.00%	4.00%
Components of regulatory capital [Abstract]
Total shareholders' equity	$ 338,994	$ 264,933
Add (deduct) [Abstract]
Accumulated other comprehensive loss for regulatory purposes	4,311	201
Goodwill and other intangibles	(34,715)	(1,269)
Disallowed deferred tax assets	(1,335)	(7,931)
Common equity tier 1 capital	307,255	255,934
Qualifying trust preferred securities	38,164	34,500
Disallowed deferred tax assets	0	(1,983)
Tier 1 capital	345,419	288,451
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	26,184	23,712
Total risk-based capital	371,603	312,163
Independent Bank [Member]
Total capital to risk-weighted assets [Abstract]
Total risk-based capital	$ 337,227	$ 290,188
Actual, Ratio	12.94%	14.10%
Minimum for Adequately Capitalized Institutions, Amount	$ 208,456	$ 164,675
Minimum for Adequately Capitalized Institutions, Ratio	8.00%	8.00%
Minimum for Well Capitalized Institutions, Amount	$ 260,569	$ 205,843
Minimum for Well-Capitalized Institutions, Ratio	10.00%	10.00%
Tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount	$ 311,043	$ 266,476
Actual, Ratio	11.94%	12.95%
Minimum for Adequately Capitalized Institutions, Amount	$ 156,342	$ 123,506
Minimum for Adequately Capitalized Institutions, Ratio	6.00%	6.00%
Minimum for Well-Capitalized Institutions, Amount	$ 208,456	$ 164,675
Minimum for Well Capitalized Institutions, Ratio	8.00%	8.00%
Common equity tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount	$ 311,043	$ 266,476
Actual, Ratio	11.94%	12.95%
Minimum for Adequately Capitalized Institutions, Amount	$ 117,256	$ 92,630
Minimum for Adequately Capitalized Institutions, Ratio	4.50%	4.50%
Minimum for Well-Capitalized Institutions, Amount	$ 169,370	$ 133,798
Minimum for Well Capitalized Institutions, Ratio	6.50%	6.50%
Tier 1 capital to average assets [Abstract]
Tier 1 capital	$ 311,043	$ 266,476
Actual, Ratio	9.44%	9.78%
Minimum for Adequately Capitalized Institutions, Amount	$ 131,778	$ 109,041
Minimum for Adequately Capitalized Institutions, Ratio	4.00%	4.00%
Minimum for Well-Capitalized Institutions, Amount	$ 164,723	$ 136,301
Minimum for Well-Capitalized Institutions, Ratio	5.00%	5.00%
Components of regulatory capital [Abstract]
Total shareholders' equity	$ 341,496	$ 269,481
Add (deduct) [Abstract]
Accumulated other comprehensive loss for regulatory purposes	4,311	201
Goodwill and other intangibles	(34,715)	(1,269)
Disallowed deferred tax assets	(49)	(1,937)
Common equity tier 1 capital	311,043	266,476
Qualifying trust preferred securities	0	0
Disallowed deferred tax assets	0	0
Tier 1 capital	311,043	266,476
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	26,184	23,712
Total risk-based capital	$ 337,227	$ 290,188